Intangible assets, net (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Capitalized amount	$ 953	$ 1,261	$ 577
Share-based compensation capitalized	274	247	40
Amortization expenses	8,153	5,137	3,131
Payments to Acquire Intangible Assets	$ 175	$ 0	$ 1,230